Long Term Debt - Borrowing Base Credit Facility (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014 MRD [Member] 2.0 Billion Revolving Credit Facility Due June 2019 [Member]	Dec. 31, 2012 MRD [Member] 1.0 billion revolving credit facility [Member]	Dec. 31, 2013 MRD [Member] 1.0 billion revolving credit facility [Member] WildHorse Resources, LLC [Member]	Dec. 31, 2012 MRD [Member] 1.0 billion revolving credit facility [Member] WildHorse Resources, LLC [Member]	Sep. 30, 2014 MEMP [Member] 2.0 Billion Revolving Credit Facility Due March 2018 [Member]	Dec. 31, 2013 MEMP [Member] 2.0 Billion Revolving Credit Facility Due March 2018 [Member]
Credit Facilities [Line Items]
Revolving credit facility	$ 2,000.0	$ 1,000.0	$ 1,000.0	$ 1,000.0	$ 2,000.0	$ 2,000.0